Stockholders' Equity (Table)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Disclosure Of Assumptions Used In Valuation Of Entities Common Stock
The resultant common stock value was discounted 40% for lack of marketability. The inputs in the Black-Scholes option-pricing model to determine the fair value is as follows:

Risk-free interest rate	1.52%
Expected volatility	85%
Probability weighted time to exit in years	4